CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Receivables from Financing Activities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Receivables from financing activities	€ 1,399,997	€ 1,143,968
Client financing
Disclosure of financial assets [line items]
Receivables from financing activities	1,390,956	1,132,979
Dealer financing
Disclosure of financial assets [line items]
Receivables from financing activities	€ 9,041	€ 10,989